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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1355

The Alger Funds
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. Schedule of Investments.

THE ALGER FUNDS  |  ALGER CAPITAL APPRECIATION FUND

Schedule of Investments‡  (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—98.0%
ADVERTISING—0.8%
Focus Media Holding Ltd.#*	423,300	$8,466,000

AEROSPACE & DEFENSE—2.2%
General Dynamics Corp.	35,200	2,434,432
Goodrich Corp.	33,000	4,116,750
Honeywell International, Inc.	94,600	5,490,584
United Technologies Corp.	128,200	10,044,470
		22,086,236
AIR FREIGHT & LOGISTICS—1.7%
FedEx Corp.	44,900	4,107,901
United Parcel Service, Inc., Cl. B	173,300	13,110,145
		17,218,046
AIRLINES—0.4%
United Continental Holdings, Inc.*	185,200	4,278,120

APPLICATION SOFTWARE—1.2%
Adobe Systems, Inc. *	131,600	4,073,020
Nice Systems Ltd. #*	51,400	1,848,344
Salesforce.com, Inc. *	53,700	6,272,160
		12,193,524
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
Affiliated Managers Group, Inc. *	14,500	1,457,395
Blackstone Group LP	233,400	3,690,054
		5,147,449
AUTO PARTS & EQUIPMENT—0.9%
Delphi Automotive PLC *	107,900	2,894,957
Lear Corp.	140,900	5,903,710
		8,798,667
BIOTECHNOLOGY—1.8%
Dendreon Corp. *	91,700	1,245,286
Gilead Sciences, Inc. *	144,600	7,062,264
Human Genome Sciences, Inc. *	195,300	1,921,752
Optimer Pharmaceuticals, Inc. *	221,400	2,871,558
United Therapeutics Corp. *	103,300	5,080,294
		18,181,154
BROADCASTING & CABLE TV—0.5%
CBS Corp., Cl. B	144,400	4,112,512
Scripps Networks Interactive, Inc.	22,000	953,920
		5,066,432
CABLE & SATELLITE—1.0%
Comcast Corporation, Cl. A	379,000	10,077,610

CASINOS & GAMING—1.1%
Las Vegas Sands Corp.*	222,800	10,941,708

COAL & CONSUMABLE FUELS—0.5%
Arch Coal, Inc.	313,900	4,529,577

COMMUNICATIONS EQUIPMENT—2.5%
Cisco Systems, Inc.	290,300	5,698,589
QUALCOMM, Inc.	337,300	19,839,986
		25,538,575

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER HARDWARE—7.6%
Apple, Inc.*	167,345	$76,389,645

COMPUTER STORAGE & PERIPHERALS—2.6%
EMC Corp. *	484,200	12,472,992
NetApp, Inc. *	180,800	6,823,392
SanDisk Corp. *	31,900	1,463,572
Seagate Technology PLC	227,900	4,817,806
		25,577,762
CONSTRUCTION & ENGINEERING—0.3%
Chicago Bridge & Iron Co., NV#	56,400	2,401,512

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—2.6%
Caterpillar, Inc.	143,100	15,615,072
Deere & Co.	51,900	4,471,185
WABCO Holdings, Inc. *	107,000	5,547,950
		25,634,207
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Mastercard, Inc.	24,700	8,782,579
VeriFone Systems, Inc. *	50,500	2,156,350
		10,938,929
DIVERSIFIED BANKS—1.9%
SPDR S&P Regional Banking ETF	112,400	2,901,044
Wells Fargo & Co.	538,300	15,723,743
		18,624,787
DIVERSIFIED METALS & MINING—1.5%
Freeport-McMoRan Copper & Gold, Inc.	227,600	10,517,396
Molycorp, Inc. *	135,700	4,203,986
		14,721,382
DRUG RETAIL—2.1%
CVS Caremark Corp.	496,500	20,728,875

EDUCATION SERVICES—0.5%
New Oriental Education & Technology Group#*	195,800	4,663,956

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Cooper Industries PLC, CL. A	160,100	9,465,112
GrafTech International Ltd. *	55,700	914,594
		10,379,706
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Republic Services, Inc.	173,400	5,077,152

FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
Monsanto Co.	64,800	5,316,840
Mosaic Co., /The	45,000	2,518,650
		7,835,490
FOOTWEAR—1.2%
NIKE, Inc., Cl. B	63,200	6,572,168
Salvatore Ferragamo Italia SpA *	300,700	5,046,432
		11,618,600
GENERAL MERCHANDISE STORES—1.2%
Dollar General Corp. *	139,700	5,952,617
Target Corp.	117,500	5,970,175
		11,922,792

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE EQUIPMENT—1.7%
Covidien PLC	255,400	$13,153,100
Gen-Probe, Inc. *	6,300	421,659
Insulet Corp. *	155,300	3,023,691
		16,598,450
HEALTH CARE FACILITIES—0.9%
HCA Holdings, Inc.	123,300	3,013,452
Universal Health Services, Inc., Cl. B	134,160	5,539,467
		8,552,919
HEALTH CARE SERVICES—1.6%
Express Scripts, Inc. *	299,200	15,307,072
Medco Health Solutions, Inc. *	15,700	973,714
		16,280,786
HEALTH CARE TECHNOLOGY—0.3%
Agilent Technologies, Inc.*	61,100	2,594,917

HOME IMPROVEMENT RETAIL—1.6%
Lowe’s Companies, Inc.	591,100	15,859,213

HOMEBUILDING—0.1%
KB Home	56,100	506,022
Lennar Corp., Cl. A	43,900	943,411
		1,449,433
HOTELS RESORTS & CRUISE LINES—0.0%
Wyndham Worldwide Corporation	12,200	485,072

HOUSEHOLD PRODUCTS—1.3%
Procter & Gamble Co., /The	206,600	13,024,064

HUMAN RESOURCE & EMPLOYMENT SERVICES—0.4%
Towers Watson & Co.	59,400	3,552,120

INDUSTRIAL CONGLOMERATES—0.8%
Tyco International Ltd.	162,700	8,289,565

INDUSTRIAL MACHINERY—1.9%
Eaton Corp.	37,700	1,848,431
Ingersoll-Rand PLC	11,200	391,328
Stanley Black & Decker, Inc.	207,900	14,590,422
Timken Co.	44,000	2,148,520
		18,978,701
INTEGRATED OIL & GAS—2.8%
ConocoPhillips	222,900	15,204,009
Royal Dutch Shell PLC #	183,300	13,080,288
		28,284,297
INTERNET RETAIL—2.0%
Amazon.com, Inc. *	96,100	18,685,684
Expedia, Inc.	32,700	1,058,499
		19,744,183
INTERNET SOFTWARE & SERVICES—5.7%
eBay, Inc. *	360,100	11,379,160
Google, Inc., Cl. A *	37,065	21,501,777
IAC/InterActiveCorp.	218,515	9,411,441
OpenTable, Inc. *	32,904	1,584,986
VistaPrint NV *	308,700	11,045,286

	SHARES	VALUE
COMMON STOCKS—(CONT.)
INTERNET SOFTWARE & SERVICES—(CONT.)
Yahoo! Inc. *	121,125	$1,873,804
		56,796,454
IT CONSULTING & OTHER SERVICES—2.9%
Cognizant Technology Solutions Corp., Cl. A *	69,800	5,008,150
Gartner, Inc. *	81,700	3,097,247
International Business Machines Corp.	109,500	21,089,700
		29,195,097
LEISURE PRODUCTS—1.4%
Coach, Inc.	44,600	3,124,230
Hanesbrands, Inc. *	108,500	2,669,100
PVH Corp.	71,500	5,519,085
Ralph Lauren Corp.	16,900	2,568,800
		13,881,215
LIFE & HEALTH INSURANCE—0.1%
MetLife, Inc.	43,600	1,540,388

LIFE SCIENCES TOOLS & SERVICES—1.7%
Life Technologies Corp. *	205,700	9,962,051
Thermo Fisher Scientific, Inc. *	123,928	6,555,791
		16,517,842
MANAGED HEALTH CARE—3.1%
Aetna, Inc.	456,400	19,944,680
Cigna Corp.	128,700	5,769,621
UnitedHealth Group, Inc.	109,300	5,660,647
		31,374,948
MORTGAGE REITS—0.4%
Annaly Capital Management, Inc.	235,300	3,962,452

OIL & GAS EQUIPMENT & SERVICES—3.7%
Baker Hughes, Inc.	216,025	10,613,308
Cameron International Corp. *	59,200	3,149,440
Halliburton Company	392,300	14,428,794
National Oilwell Varco, Inc.	55,600	4,113,288
Superior Energy Services, Inc. *	13,300	379,183
Weatherford International Ltd. *	216,100	3,617,514
		36,301,527
OIL & GAS EXPLORATION & PRODUCTION—1.7%
Anadarko Petroleum Corp.	92,200	7,442,384
Cabot Oil & Gas Corp.	23,800	759,220
Kodiak Oil & Gas Corp. *	303,900	2,756,373
Pioneer Natural Resources Co.	53,000	5,262,900
Whitinig Petroleum Corp. *	19,400	971,746
		17,192,623
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Plains All American Pipeline LP	80,800	6,302,400

OTHER DIVERSIFIED FINANCIAL SERVICES—0.6%
Citigroup, Inc.	99,700	3,062,784
JPMorgan Chase & Co.	82,637	3,082,360
		6,145,144

	SHARES	VALUE
COMMON STOCKS—(CONT.)
PAPER PRODUCTS—0.4%
International Paper Co.	127,300	$3,964,122

PHARMACEUTICALS—2.0%
Allergan, Inc.	16,500	1,450,515
Bristol-Myers Squibb Co.	31,100	1,002,664
Johnson & Johnson	60,500	3,987,555
Pfizer, Inc.	564,800	12,086,720
Teva Pharmaceutical Industries Ltd. #	42,700	1,927,051
		20,454,505
PRECIOUS METALS & MINERALS—0.6%
ETFS Physical Palladium Shares *	43,879	2,979,384
SPDR Gold Trust *	19,472	3,296,805
		6,276,189
RAILROADS—1.1%
CSX Corp.	493,400	11,126,170

REGIONAL BANKS—0.5%
East West Bancorp, Inc.	207,400	4,554,504
SunTrust Banks, Inc.	27,800	571,846
		5,126,350
RESEARCH & CONSULTING SERVICES—0.5%
IHS, Inc., Cl. A *	3,300	295,284
Verisk Analytic, Inc., Cl. A *	111,300	4,459,791
		4,755,075
RESIDENTIAL REITS—0.6%
Home Properties, Inc.	94,400	5,624,352

RESTAURANTS—1.5%
McDonald’s Corp.	119,700	11,856,285
Starbucks Corp.	64,400	3,086,692
		14,942,977
SEMICONDUCTOR EQUIPMENT—0.8%
Lam Research Corp.*	179,100	7,627,869

SEMICONDUCTORS—2.0%
Avago Technologies Ltd.	219,000	7,432,860
Broadcom Corp., Cl. A *	182,700	6,273,918
ON Semiconductor Corp. *	227,200	1,976,640
Skyworks Solutions, Inc. *	190,200	4,104,516
		19,787,934
SOFT DRINKS—2.4%
Coca-Cola Co., /The	179,100	12,094,623
PepsiCo, Inc.	176,900	11,617,023
		23,711,646
SPECIALIZED REITS—0.7%
American Tower Corp., Cl. A	106,700	6,776,517

SPECIALTY CHEMICALS—1.7%
Celanese Corp.	107,400	5,231,454
Cytec Industries, Inc.	89,500	4,462,470
LyondellBasell Industries NV	67,400	2,904,940
Rockwood Holdings, Inc. *	94,900	4,792,450
		17,391,314

	SHARES	VALUE
COMMON STOCKS—(CONT.)
STEEL—0.1%
Allegheny Technologies, Inc.	19,300	$876,027

SYSTEMS SOFTWARE—1.3%
Oracle Corp.	449,500	12,675,900

TOBACCO—1.4%
Philip Morris International, Inc.	192,660	14,405,188

TRADING COMPANIES & DISTRIBUTORS—1.3%
United Rentals, Inc. *	204,000	7,800,960
WESCO International, Inc. *	74,000	4,653,120
		12,454,080
TRUCKING—0.4%
Hertz Global Holdings, Inc.*	317,900	4,323,440

WIRELESS TELECOMMUNICATION SERVICES—1.4%
SBA Communications Corp. *	122,600	5,605,272
Vodafone Group PLC #	334,800	9,069,732
		14,675,004
TOTAL COMMON STOCKS (Cost $917,087,558)		978,916,362

CONVERTIBLE PREFERRED STOCK—0.3%
PHARMACEUTICALS—0.3%
Merrimack Pharmaceuticals, Inc., Series G*,(L3),(a) (Cost $2,777,425)	396,775	2,777,425

	PRINCIPAL AMOUNT
CONVERTIBLE CORPORATE BONDS—0.2%
DIVERSIFIED METALS & MINING—0.1%
Molycorp, Inc., 3.25%, 6/15/16*,(L2)(b)	800,000	732,000

HOMEBUILDING—0.1%
Lennar Corp., 3.25%, 11/15/21*,(L2)(b)	1,416,000	1,683,270

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,216,000)		2,415,270

Total Investments (Cost $922,080,983)(c)	98.5%	984,109,057
Other Assets in Excess of Liabilities	1.5	14,634,999
NET ASSETS	100.0%	$998,744,056

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on April 6, 2011 for a cost of $2,777,425 and represents 0.3% of the net assets of the Fund.

(b)

Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are deemed to be liquid and represent 0.2% of the net assets of the Fund.

(c)

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $929,302,193, amounted to $54,806,864 which consisted of aggregate gross unrealized appreciation of $92,869,384 and aggregate gross unrealized depreciation of $38,062,520.

(L2)	Security classified as Level 2 for ASC 820 disclosure purposes based on valuation inputs.
(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER LARGE CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—93.4%
AEROSPACE & DEFENSE—2.6%
Boeing Co., /The	27,340	$2,028,081
General Dynamics Corp.	37,990	2,627,389
United Technologies Corp.	31,400	2,460,190
		7,115,660
AIR FREIGHT & LOGISTICS—2.0%
FedEx Corp.	30,500	2,790,445
United Parcel Service, Inc., Cl. B	38,100	2,882,265
		5,672,710
AIRLINES—0.5%
Delta Air Lines, Inc.*	125,700	1,326,135

APPLICATION SOFTWARE—1.5%
Adobe Systems, Inc. *	76,900	2,380,055
Salesforce.com, Inc. *	14,900	1,740,320
		4,120,375
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
BlackRock, Inc.	10,100	1,838,200
Blackstone Group LP	165,400	2,614,974
		4,453,174
AUTO PARTS & EQUIPMENT—0.8%
Johnson Controls, Inc.	66,400	2,109,528

AUTOMOBILE MANUFACTURERS—0.7%
Ford Motor Co.	148,400	1,843,128

BIOTECHNOLOGY—0.9%
Gilead Sciences, Inc.*	52,000	2,539,680

BREWERS—0.5%
Anheuser-Busch InBev NV#	22,100	1,343,680

CABLE & SATELLITE—1.5%
Comcast Corporation, Cl. A	101,300	2,693,567
DISH Network Corp.	51,200	1,429,504
		4,123,071
CASINOS & GAMING—1.4%
Las Vegas Sands Corp. *	51,900	2,548,809
Wynn Resorts Ltd.	12,500	1,440,375
		3,989,184
COAL & CONSUMABLE FUELS—0.7%
Peabody Energy Corp.	52,200	1,779,498

COMMUNICATIONS EQUIPMENT—4.3%
Cisco Systems, Inc.	114,200	2,241,746
Corning, Inc.	214,600	2,761,902
Juniper Networks, Inc. *	60,300	1,262,079
QUALCOMM, Inc.	92,900	5,464,378
		11,730,105
COMPUTER HARDWARE—6.7%
Apple, Inc.*	40,260	18,377,885

COMPUTER STORAGE & PERIPHERALS—2.5%
EMC Corp. *	136,400	3,513,664
NetApp, Inc. *	61,500	2,321,010

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COMPUTER STORAGE & PERIPHERALS—(CONT.)
SanDisk Corp. *	23,400	$1,073,592
		6,908,266
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.4%
Caterpillar, Inc.	25,900	2,826,208
Cummins, Inc.	10,300	1,071,200
		3,897,408
CONSUMER FINANCE—0.5%
American Express Co.	27,800	1,393,892

DATA PROCESSING & OUTSOURCED SERVICES—0.9%
Mastercard, Inc.	7,300	2,595,661

DIVERSIFIED CHEMICALS—1.7%
Dow Chemical Co., /The	62,300	2,087,673
EI Du Pont de Nemours & Co.	51,900	2,641,191
		4,728,864
DIVERSIFIED METALS & MINING—1.6%
Cliffs Natural Resources, Inc.	26,700	1,929,075
Freeport-McMoRan Copper & Gold, Inc.	53,500	2,472,235
		4,401,310
DRUG RETAIL—1.8%
CVS Caremark Corp.	87,500	3,653,125
Walgreen Co.	40,700	1,357,752
		5,010,877
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Emerson Electric Co.	42,400	2,178,512

ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Republic Services, Inc.	92,700	2,714,256

FERTILIZERS & AGRICULTURAL CHEMICALS—0.9%
Mosaic Co., /The	44,000	2,462,680

FOOTWEAR—0.5%
NIKE, Inc., Cl. B	13,400	1,393,466

GENERAL MERCHANDISE STORES—1.0%
Target Corp.	54,300	2,758,983

GOLD—0.8%
Newmont Mining Corp.	37,200	2,287,056

HEALTH CARE EQUIPMENT—0.9%
Covidien PLC	47,000	2,420,500

HEALTH CARE SERVICES—1.2%
Express Scripts, Inc.*	61,300	3,136,108

HOME ENTERTAINMENT SOFTWARE—0.8%
Electronic Arts, Inc.*	120,300	2,233,971

HOME IMPROVEMENT RETAIL—1.2%
Lowe’s Companies, Inc.	121,800	3,267,894

HOTELS RESORTS & CRUISE LINES—1.4%
Carnival Corp.	50,500	1,525,100
Starwood Hotels & Resorts Worldwide, Inc.	43,500	2,359,440
		3,884,540

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOUSEHOLD PRODUCTS—1.8%
Procter & Gamble Co., /The	77,360	$4,876,774

HYPERMARKETS & SUPER CENTERS—1.0%
Wal-Mart Stores, Inc.	45,600	2,798,016

INDUSTRIAL CONGLOMERATES—0.9%
Tyco International Ltd.	50,800	2,588,260

INDUSTRIAL MACHINERY—2.1%
Eaton Corp.	40,100	1,966,103
Ingersoll-Rand PLC	37,800	1,320,732
Stanley Black & Decker, Inc.	34,400	2,414,192
		5,701,027
INTEGRATED OIL & GAS—4.5%
Chevron Corp.	36,000	3,710,880
Exxon Mobil Corp.	61,700	5,166,758
Royal Dutch Shell PLC #	51,200	3,653,632
		12,531,270
INTERNET RETAIL—2.0%
Amazon.com, Inc.*	28,800	5,599,872

INTERNET SOFTWARE & SERVICES—4.8%
Baidu, Inc. #*	12,100	1,542,992
eBay, Inc. *	79,855	2,523,418
Google, Inc., Cl. A *	11,995	6,958,419
LinkedIn Corp. *	20,800	1,500,720
Yahoo! Inc. *	51,100	790,517
		13,316,066
IT CONSULTING & OTHER SERVICES—3.3%
Cognizant Technology Solutions Corp., Cl. A *	29,200	2,095,100
International Business Machines Corp.	35,800	6,895,080
		8,990,180
LIFE SCIENCES TOOLS & SERVICES—0.8%
Thermo Fisher Scientific, Inc.*	42,800	2,264,120

MANAGED HEALTH CARE—1.7%
Aetna, Inc.	62,400	2,726,880
Cigna Corp.	43,900	1,968,037
		4,694,917
MOVIES & ENTERTAINMENT—0.7%
Walt Disney Co., /The	49,100	1,909,990

OIL & GAS EQUIPMENT & SERVICES—3.6%
Baker Hughes, Inc.	55,100	2,707,063
Halliburton Company	37,900	1,393,962
Schlumberger Ltd.	54,200	4,074,214
Weatherford International Ltd. *	103,900	1,739,286
		9,914,525
OIL & GAS EXPLORATION & PRODUCTION—1.7%
Devon Energy Corp.	50,100	3,196,881
Nexen, Inc.	86,400	1,548,288
		4,745,169
OTHER DIVERSIFIED FINANCIAL SERVICES—1.4%
BM&F Bovespa SA	237,600	1,494,519

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OTHER DIVERSIFIED FINANCIAL SERVICES—(CONT.)
JPMorgan Chase & Co.	65,300	$2,435,690
		3,930,209
PAPER PRODUCTS—0.6%
International Paper Co.	52,200	1,625,508

PHARMACEUTICALS—3.6%
Allergan, Inc.	18,600	1,635,126
Johnson & Johnson	48,300	3,183,453
Pfizer, Inc.	120,200	2,572,280
Teva Pharmaceutical Industries Ltd. #	57,000	2,572,410
		9,963,269
RAILROADS—1.1%
CSX Corp.	137,500	3,100,625

SEMICONDUCTORS—2.3%
Broadcom Corp., Cl. A *	74,300	2,551,462
Intel Corp.	58,730	1,551,647
Texas Instruments, Inc.	69,800	2,260,124
		6,363,233
SOFT DRINKS—3.5%
Coca-Cola Co., /The	64,800	4,375,944
PepsiCo, Inc.	81,400	5,345,538
		9,721,482
SPECIALIZED FINANCE—0.5%
CME Group, Inc.	5,800	1,389,158

SYSTEMS SOFTWARE—3.7%
Check Point Software Technologies Ltd. *	31,200	1,756,248
Microsoft Corp.	75,195	2,220,508
Oracle Corp.	172,100	4,853,220
VMware, Inc., Cl. A *	15,600	1,423,812
		10,253,788
TOBACCO—1.2%
Philip Morris International, Inc.	44,300	3,312,311

TOTAL COMMON STOCKS (Cost $239,178,334)		257,787,826

Total Investments (Cost $239,178,334)(a)	93.4%	257,787,826
Other Assets in Excess of Liabilities	6.6	18,194,198
NET ASSETS	100.0%	$275,982,024

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.

(a)

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $239,273,020, amounted to $18,514,806 which consisted of aggregate gross unrealized appreciation of $30,787,342 and aggregate gross unrealized depreciation of $12,272,536.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER MID CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—95.2%
AEROSPACE & DEFENSE—3.5%
Spirit Aerosystems Holdings, Inc., Cl. A *	152,200	$3,461,028
Triumph Group, Inc.	74,600	4,667,722
		8,128,750
APPAREL RETAIL—2.4%
Fast Retailing Co., Ltd.	9,650	1,918,099
Limited Brands, Inc.	55,100	2,306,486
Urban Outfitters, Inc. *	45,600	1,208,400
		5,432,985
APPLICATION SOFTWARE—3.9%
Adobe Systems, Inc. *	137,200	4,246,340
Cadence Design Systems, Inc. *	330,900	3,494,304
Informatica Corp. *	27,500	1,163,250
		8,903,894
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
Blackstone Group LP	124,300	1,965,183
KKR & Co., LP	174,400	2,438,112
		4,403,295
AUTO PARTS & EQUIPMENT—0.6%
Delphi Automotive PLC*	53,700	1,440,771

BIOTECHNOLOGY—3.2%
Alexion Pharmaceuticals, Inc. *	10,400	798,304
Human Genome Sciences, Inc. *	154,600	1,521,264
Incyte Corp., Ltd. *	74,600	1,320,420
Regeneron Pharmaceuticals, Inc. *	7,300	663,278
United Therapeutics Corp. *	59,200	2,911,456
		7,214,722
BROADCASTING & CABLE TV—2.0%
CBS Corp., Cl. B	84,400	2,403,712
Scripps Networks Interactive, Inc.	51,800	2,246,048
		4,649,760
CABLE & SATELLITE—0.9%
DISH Network Corp.	77,000	2,149,840

CHEMICALS—0.3%
Metabolix, Inc.*	255,435	676,903

COAL & CONSUMABLE FUELS—1.5%
Arch Coal, Inc.	150,500	2,171,715
Peabody Energy Corp.	39,600	1,349,964
		3,521,679
COMMUNICATIONS EQUIPMENT—1.3%
Acme Packet, Inc. *	54,900	1,604,727
Riverbed Technology, Inc. *	54,800	1,311,912
		2,916,639
COMPUTER STORAGE & PERIPHERALS—2.4%
NetApp, Inc. *	106,300	4,011,762
SanDisk Corp. *	15,000	688,200
Seagate Technology PLC	36,300	767,382
		5,467,344

	SHARES	VALUE
COMMON STOCKS—(CONT.)
CONSTRUCTION & ENGINEERING—1.4%
Aecom Technology Corp. *	90,200	$2,064,678
Chicago Bridge & Iron Co., NV #	28,900	1,230,562
		3,295,240
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.4%
WABCO Holdings, Inc. *	25,800	1,337,730
Westport Innovations, Inc. *	44,100	1,834,560
		3,172,290
CONSUMER FINANCE—0.6%
Discover Financial Services	48,600	1,320,948

DATA PROCESSING & OUTSOURCED SERVICES—0.8%
VeriFone Systems, Inc.*	43,600	1,861,720

DISTILLERS & VINTNERS—1.8%
Beam, Inc.	33,500	1,752,385
Brown-Forman Corp., Cl. B	29,100	2,363,211
		4,115,596
DIVERSIFIED CHEMICALS—1.5%
Eastman Chemical Co.	35,600	1,791,392
Solutia, Inc.	63,200	1,738,000
		3,529,392
DIVERSIFIED METALS & MINING—1.0%
Cliffs Natural Resources, Inc.	16,100	1,163,225
Molycorp, Inc. *	39,500	1,223,710
		2,386,935
EDUCATION SERVICES—1.1%
Apollo Group, Inc., Cl. A *	32,000	1,677,120
New Oriental Education & Technology Group #*	38,900	926,598
		2,603,718
ELECTRICAL COMPONENTS & EQUIPMENT—3.1%
AMETEK, Inc.	88,500	4,159,500
Cooper Industries PLC, CL. A	48,700	2,879,144
		7,038,644
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Stericycle, Inc.*	14,100	1,184,682

FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
CF Industries Holdings, Inc.	3,300	585,354

FOOTWEAR—1.3%
Deckers Outdoor Corp. *	13,800	1,115,730
Salvatore Ferragamo Italia SpA *	110,900	1,861,155
		2,976,885
GENERAL MERCHANDISE STORES—1.2%
Dollar General Corp.*	64,800	2,761,128

HEALTH CARE FACILITIES—1.2%
Tenet Healthcare Corporation *	207,300	1,096,617
Universal Health Services, Inc., Cl. B	42,500	1,754,825
		2,851,442
HEALTH CARE SERVICES—1.0%
Catalyst Health Solutions, Inc. *	21,300	1,166,388

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE SERVICES—(CONT.)
HMS Holdings Corp. *	35,900	$1,185,059
		2,351,447
HEALTH CARE TECHNOLOGY—3.1%
Agilent Technologies, Inc. *	60,900	2,586,423
Allscripts Healthcare Solutions, Inc. *	211,100	4,036,232
athenahealth, Inc. *	9,800	570,164
		7,192,819
HOME ENTERTAINMENT SOFTWARE—1.1%
Take-Two Interactive Software, Inc.*	158,100	2,466,360

HOMEBUILDING—0.9%
Lennar Corp., Cl. A	96,500	2,073,785

HOTELS RESORTS & CRUISE LINES—1.3%
Orient-Express Hotels Ltd., Cl. A *	106,649	902,251
Starwood Hotels & Resorts Worldwide, Inc.	36,500	1,979,760
		2,882,011
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.2%
Robert Half International, Inc.	99,200	2,746,848

INDUSTRIAL MACHINERY—4.1%
Pall Corp.	53,000	3,163,040
SPX Corp.	58,100	4,045,503
Stanley Black & Decker, Inc.	31,600	2,217,688
		9,426,231
INTERNET SOFTWARE & SERVICES—2.0%
OpenTable, Inc.*	96,355	4,641,420

IT CONSULTING & OTHER SERVICES—1.0%
Cognizant Technology Solutions Corp., Cl. A*	33,900	2,432,325

LEISURE FACILITIES—0.5%
Vail Resorts, Inc.	26,700	1,164,387

LEISURE PRODUCTS—3.0%
Coach, Inc.	35,700	2,500,785
Lululemon Athletica, Inc. *	19,000	1,199,470
Michael Kors Holdings Ltd. *	41,200	1,275,140
PVH Corp.	23,500	1,813,965
		6,789,360
LIFE & HEALTH INSURANCE—0.5%
Lincoln National Corp.	51,400	1,107,156

LIFE SCIENCES TOOLS & SERVICES—2.9%
Covance, Inc. *	41,700	1,826,877
Illumina, Inc. *	10,700	553,832
Life Technologies Corp. *	85,900	4,160,137
		6,540,846
MANAGED HEALTH CARE—2.5%
Aetna, Inc.	52,600	2,298,620
Cigna Corp.	77,100	3,456,393
		5,755,013
MOTORCYCLE MANUFACTURERS—1.0%
Harley-Davidson, Inc.	49,500	2,187,405

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OIL & GAS DRILLING—0.8%
Nabors Industries Ltd.*	100,100	$1,863,862

OIL & GAS EQUIPMENT & SERVICES—3.5%
Cameron International Corp. *	79,900	4,250,680
Superior Energy Services, Inc. *	84,000	2,394,840
Weatherford International Ltd. *	78,400	1,312,416
		7,957,936
OIL & GAS EXPLORATION & PRODUCTION—3.8%
Denbury Resources, Inc. *	158,900	2,996,854
Nexen, Inc.	76,700	1,374,464
Pioneer Natural Resources Co.	40,400	4,011,720
SM Energy Co.	4,900	355,642
		8,738,680
PACKAGED FOODS & MEATS—0.9%
ConAgra Foods, Inc.	42,300	1,128,141
Green Mountain Coffee Roasters, Inc. *	18,800	1,002,792
		2,130,933
PHARMACEUTICALS—1.5%
Medicis Pharmaceutical Corp., Cl. A	17,500	579,075
Mylan, Inc. *	80,800	1,676,600
Watson Pharmaceuticals, Inc. *	18,400	1,078,792
		3,334,467
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.0%
BR Malls Participacoes SA	220,600	2,407,762

REAL ESTATE SERVICES—0.6%
CBRE Group, Inc.*	67,600	1,304,680

REGIONAL BANKS—0.8%
East West Bancorp, Inc.	79,200	1,739,232

REINSURANCE—0.5%
Validus Holdings Ltd.	36,700	1,176,969

RESEARCH & CONSULTING SERVICES—0.8%
Verisk Analytic, Inc., Cl. A*	43,300	1,735,031

RESIDENTIAL REITS—0.8%
Home Properties, Inc.	31,700	1,888,686

RESTAURANTS—0.7%
Chipotle Mexican Grill, Inc.*	4,700	1,726,263

SEMICONDUCTORS—5.6%
Altera Corp.	65,500	2,606,245
Avago Technologies Ltd.	96,700	3,281,998
Cypress Semiconductor Corp. *	86,000	1,478,770
Skyworks Solutions, Inc. *	143,100	3,088,098
Xilinx, Inc.	69,000	2,473,650
		12,928,761
SPECIALTY CHEMICALS—1.9%
Celanese Corp.	36,600	1,782,786
Cytec Industries, Inc.	23,200	1,156,752
Rockwood Holdings, Inc. *	27,600	1,393,800
		4,333,338

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALTY STORES—2.5%
L’Occitane International SA	1,142,800	$2,519,826
PetSmart, Inc.	34,900	1,857,378
Tractor Supply Co.	16,100	1,300,397
		5,677,601
STEEL—0.2%
Allegheny Technologies, Inc.	11,400	517,446

SYSTEMS SOFTWARE—1.1%
Fortinet, Inc. *	55,800	1,272,798
MICROS Systems, Inc. *	23,900	1,188,069
		2,460,867
WIRELESS TELECOMMUNICATION SERVICES—1.0%
SBA Communications Corp.*	50,900	2,327,148

TOTAL COMMON STOCKS (Cost $223,173,655)		218,597,631

CONVERTIBLE PREFERRED STOCK—1.8%
BIOTECHNOLOGY—1.8%
Merrimack Pharmaceuticals, Inc., Series B-10, *,(L3),(a)	43,693	471,010
Merrimack Pharmaceuticals, Inc., Series B-3, *,(L3),(b)	4,369	47,098
Merrimack Pharmaceuticals, Inc., Series B-4, *,(L3),(c)	130,970	1,411,857
Merrimack Pharmaceuticals, Inc., Series B-7, *,(L3),(a)	43,693	471,010
Merrimack Pharmaceuticals, Inc., Series C-2, *,(L3),(d)	232,232	1,625,624
		4,026,599
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $2,160,002)		4,026,599

Total Investments (Cost $225,333,657)(e)	97.0%	222,624,230
Other Assets in Excess of Liabilities	3.0	6,953,345
NET ASSETS	100.0%	$229,577,575

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $252,895 and represents 0.2% of the net assets of the Fund.

(b)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $25,288 and represents 0.0% of the net assets of the Fund.

(c)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $758,054 and represents 0.6% of the net assets of the Fund.

(d)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $870,870 and represents 0.7% of the net assets of the Fund.

(e)

At January 31, 2012, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $228,057,741, amounted to $5,433,511 which consisted of aggregate gross unrealized appreciation of $15,892,472 and aggregate gross unrealized depreciation of $21,325,983.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMID CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—97.5%
ADVERTISING—0.7%
Focus Media Holding Ltd.#*	337,800	$6,756,000

AEROSPACE & DEFENSE—2.0%
AAR Corp.	395,900	8,389,121
Spirit Aerosystems Holdings, Inc., Cl. A *	452,100	10,280,754
		18,669,875
APPAREL RETAIL—1.9%
ANN, Inc. *	387,900	9,410,454
Childrens Place Retail Stores, Inc., /The *	158,800	7,922,532
		17,332,986
APPLICATION SOFTWARE—6.3%
Cadence Design Systems, Inc. *	943,800	9,966,528
Concur Technologies, Inc. *	153,400	8,030,490
Informatica Corp. *	118,600	5,016,780
Nice Systems Ltd. #*	285,750	10,275,570
QLIK Technologies, Inc. *	327,750	9,242,550
Solera Holdings, Inc.	174,906	8,355,260
Taleo Corp., Cl. A *	224,400	8,080,644
		58,967,822
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
Affiliated Managers Group, Inc. *	63,562	6,388,617
Och-Ziff Capital Management Group LLC, Cl. A	281,700	2,797,281
		9,185,898
AUTO PARTS & EQUIPMENT—1.3%
Dana Holding Corp. *	546,595	8,116,936
Tenneco, Inc. *	111,400	3,575,940
		11,692,876
BIOTECHNOLOGY—3.5%
Cubist Pharmaceuticals, Inc. *	182,700	7,457,814
Human Genome Sciences, Inc. *	292,100	2,874,264
Incyte Corp., Ltd. *	191,900	3,396,630
Optimer Pharmaceuticals, Inc. *	437,700	5,676,969
Regeneron Pharmaceuticals, Inc. *	24,200	2,198,812
Seattle Genetics, Inc. *	177,900	3,367,647
Theravance, Inc. *	132,300	2,347,002
United Therapeutics Corp. *	106,900	5,257,342
		32,576,480
BUILDING PRODUCTS—0.3%
AO Smith Corp.	63,250	2,686,860

COAL & CONSUMABLE FUELS—0.6%
Arch Coal, Inc.	409,740	5,912,548

COMMUNICATIONS EQUIPMENT—2.1%
Acme Packet, Inc. *	155,400	4,542,342
Ciena Corp. *	330,050	4,802,227
Finisar Corp. *	271,200	5,494,512
Riverbed Technology, Inc. *	203,650	4,875,381
		19,714,462
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
WABCO Holdings, Inc.*	107,950	5,597,207

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DATA PROCESSING & OUTSOURCED SERVICES—1.9%
VeriFone Systems, Inc. *	158,850	$6,782,895
Wright Express Corp. *	193,700	10,599,264
		17,382,159
DISTRIBUTORS—1.2%
LKQ Corp.*	338,250	11,026,950

DIVERSIFIED CHEMICALS—1.1%
Solutia, Inc.	377,850	10,390,875

DIVERSIFIED METALS & MINING—0.5%
Globe Specialty Metals, Inc.	149,900	2,050,632
Molycorp, Inc. *	89,050	2,758,769
		4,809,401
EDUCATION SERVICES—0.7%
American Public Education, Inc.*	161,100	6,476,220

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	135,650	9,998,762

ELECTRICAL COMPONENTS & EQUIPMENT—3.3%
AMETEK, Inc.	237,650	11,169,550
GrafTech International Ltd. *	506,250	8,312,625
Thomas & Betts Corp. *	156,930	11,203,233
		30,685,408
ELECTRONIC MANUFACTURING SERVICES—0.9%
Trimble Navigation Ltd.*	180,145	8,436,190

ENVIRONMENTAL & FACILITIES SERVICES—3.3%
Clean Harbors, Inc. *	177,850	11,284,583
Tetra Tech, Inc. *	401,000	9,275,130
Waste Connections, Inc.	313,475	10,128,377
		30,688,090
FOOD DISTRIBUTORS—1.1%
United Natural Foods, Inc.*	241,350	10,631,467

FOOTWEAR—0.7%
Deckers Outdoor Corp.*	79,600	6,435,660

GOLD—0.6%
AuRico Gold, Inc.*	545,450	5,154,502

HEALTH CARE EQUIPMENT—2.3%
MAKO Surgical Corp. *	142,000	5,080,760
Sirona Dental Systems, Inc. *	133,550	6,457,143
Thoratec Corp. *	149,150	4,385,010
Volcano Corp. *	208,850	5,858,242
		21,781,155
HEALTH CARE FACILITIES—1.6%
Healthsouth Corp. *	177,400	3,422,046
Tenet Healthcare Corporation *	829,650	4,388,848
Universal Health Services, Inc., Cl. B	180,600	7,456,974
		15,267,868
HEALTH CARE SERVICES—2.0%
Catalyst Health Solutions, Inc. *	137,200	7,513,072

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE SERVICES—(CONT.)
HMS Holdings Corp. *	331,750	$10,951,067
		18,464,139
HEALTH CARE SUPPLIES—0.8%
Align Technology, Inc.*	317,200	7,473,232

HEALTH CARE TECHNOLOGY—1.3%
Allscripts Healthcare Solutions, Inc. *	384,700	7,355,464
SXC Health Solutions Corp. *	76,700	4,836,702
		12,192,166
HOME FURNISHING RETAIL—0.9%
Williams-Sonoma, Inc.	222,700	7,986,022

HOMEBUILDING—0.4%
Toll Brothers, Inc.*	172,350	3,758,954

HOTELS RESORTS & CRUISE LINES—1.0%
Wyndham Worldwide Corporation	233,300	9,276,008

HOUSEHOLD PRODUCTS—1.1%
Church & Dwight Co., Inc.	222,200	10,081,214

HOUSEWARES & SPECIALTIES—0.9%
Tupperware Brands Corp.	131,535	8,265,659

HUMAN RESOURCE & EMPLOYMENT SERVICES—1.8%
Robert Half International, Inc.	251,150	6,954,343
Towers Watson & Co.	169,850	10,157,030
		17,111,373
INDUSTRIAL CONGLOMERATES—0.8%
McDermott International, Inc.*	617,700	7,511,232

INDUSTRIAL MACHINERY—5.5%
Actuant Corp., Cl. A	430,400	10,910,640
Barnes Group, Inc.	405,300	10,250,037
Pall Corp.	156,950	9,366,776
SPX Corp.	148,100	10,312,203
Woodward Governor Co.	253,200	10,629,336
		51,468,992
INTERNET SOFTWARE & SERVICES—2.6%
IAC/InterActiveCorp.	216,200	9,311,734
OpenTable, Inc. *	149,200	7,186,964
VistaPrint NV *	211,500	7,567,470
		24,066,168
IT CONSULTING & OTHER SERVICES—1.1%
Gartner, Inc.*	265,050	10,048,045

LEISURE FACILITIES—0.6%
Life Time Fitness, Inc.*	119,450	5,869,773

LEISURE PRODUCTS—0.9%
PVH Corp.	108,500	8,375,115

LIFE SCIENCES TOOLS & SERVICES—1.1%
Bruker Corp. *	350,100	4,971,420
Covance, Inc. *	111,450	4,882,625
		9,854,045

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—1.6%
Centene Corp. *	74,850	$3,383,220
Coventry Health Care, Inc. *	273,850	8,234,670
Health Net, Inc. *	77,850	2,938,059
		14,555,949
METAL & GLASS CONTAINERS—1.5%
Ball Corp.	202,750	7,959,965
Crown Holdings, Inc. *	155,100	5,594,457
		13,554,422
MORTGAGE REITS—0.4%
American Capital Agency Corp.	140,150	4,109,198

OFFICE REITS—0.6%
Digital Realty Trust, Inc.	82,350	5,835,321

OIL & GAS DRILLING—0.8%
Helmerich & Payne, Inc.	82,550	5,094,161
Rowan Cos, Inc. *	63,150	2,147,731
		7,241,892
OIL & GAS EQUIPMENT & SERVICES—1.8%
Oil States International, Inc. *	97,850	7,797,667
Superior Energy Services, Inc. *	300,700	8,572,957
		16,370,624
OIL & GAS EXPLORATION & PRODUCTION—3.0%
Berry Petroleum Co.	49,350	2,221,244
Oasis Petroleum, Inc. *	131,950	4,451,993
Plains Exploration & Production Co. *	251,100	9,471,492
SM Energy Co.	87,950	6,383,411
Stone Energy Corp. *	205,250	5,757,262
		28,285,402
OIL & GAS REFINING & MARKETING—1.0%
HollyFrontier Corp.	320,100	9,391,734

PACKAGED FOODS & MEATS—1.7%
Hain Celestial Group, Inc. *	252,950	9,761,341
Ralcorp Holdings, Inc. *	67,050	5,863,522
		15,624,863
PHARMACEUTICALS—0.9%
Medicis Pharmaceutical Corp., Cl. A	245,700	8,130,213

RAILROADS—1.2%
Genesee & Wyoming, Inc., Cl. A*	175,550	10,901,655

REAL ESTATE SERVICES—0.8%
Jones Lang LaSalle, Inc.	89,500	7,049,020

REGIONAL BANKS—1.0%
East West Bancorp, Inc.	148,700	3,265,452
Signature Bank *	103,320	6,008,058
		9,273,510
REINSURANCE—0.6%
Endurance Specialty Holdings Ltd.	148,600	5,557,640

RESEARCH & CONSULTING SERVICES—0.8%
IHS, Inc., Cl. A*	81,450	7,288,146

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—0.9%
Dunkin’ Brands Group, Inc.*	301,550	$8,337,857

RETAIL REITS—0.7%
Macerich Co., /The	119,950	6,513,285

SEMICONDUCTOR EQUIPMENT—1.2%
Novellus Systems, Inc.*	246,150	11,605,973

SEMICONDUCTORS—3.8%
Atmel Corp. *	680,550	6,608,140
Cypress Semiconductor Corp. *	259,800	4,467,261
Mellanox Technologies Ltd. *	233,755	8,571,796
ON Semiconductor Corp. *	919,600	8,000,520
Skyworks Solutions, Inc. *	362,850	7,830,303
		35,478,020
SPECIALIZED CONSUMER SERVICES—0.5%
Sotheby’s	146,150	4,900,410

SPECIALIZED REITS—0.4%
Sovran Self Storage, Inc.	90,400	4,205,408

SPECIALTY CHEMICALS—1.6%
Cytec Industries, Inc.	128,500	6,407,010
Rockwood Holdings, Inc. *	171,600	8,665,800
		15,072,810
SPECIALTY STORES—2.0%
GNC Holdings, Inc. *	263,800	7,257,138
PetSmart, Inc.	144,400	7,684,968
Tractor Supply Co.	51,900	4,191,963
		19,134,069
SYSTEMS SOFTWARE—2.1%
Fortinet, Inc. *	382,750	8,730,528
MICROS Systems, Inc. *	217,700	10,821,867
		19,552,395
THRIFTS & MORTGAGE FINANCE—0.7%
Northwest Bancshares, Inc.	524,900	6,466,768

TRADING COMPANIES & DISTRIBUTORS—1.3%
United Rentals, Inc.*	307,000	11,739,680

WIRELESS TELECOMMUNICATION SERVICES—1.2%
SBA Communications Corp.*	252,100	11,526,012

TOTAL COMMON STOCKS (Cost $771,467,634)		907,762,134

Total Investments (Cost $771,467,634)(a)	97.5%	907,762,134
Other Assets in Excess of Liabilities	2.5	23,683,783
NET ASSETS	100.0%	$931,445,917

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.

#	American Depository Receipts.
(a)

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $772,390,148, amounted to $135,371,986 which consisted of aggregate gross unrealized appreciation of $165,666,496 and aggregate gross unrealized depreciation of $30,294,510.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER SMALL CAP GROWTH FUND

Schedule of Investments‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—97.4%
AEROSPACE & DEFENSE—2.0%
AAR Corp.	123,736	$2,621,966
Esterline Technologies Corp. *	43,020	2,630,673
		5,252,639
AIR FREIGHT & LOGISTICS—1.1%
HUB Group, Inc., Cl. A*	82,700	2,830,821

ALTERNATIVE CARRIERS—0.4%
Cogent Communications Group, Inc.*	71,200	1,085,088

APPAREL RETAIL—3.6%
ANN, Inc. *	99,300	2,409,018
Childrens Place Retail Stores, Inc., /The *	43,000	2,145,270
DSW, Inc., Cl. A	47,700	2,383,569
Express, Inc. *	109,600	2,371,744
		9,309,601
APPLICATION SOFTWARE—8.3%
BroadSoft, Inc. *	54,200	1,511,096
Cadence Design Systems, Inc. *	273,300	2,886,048
Concur Technologies, Inc. *	47,995	2,512,538
Nice Systems Ltd. #*	80,025	2,877,699
QLIK Technologies, Inc. *	92,786	2,616,565
RealPage, Inc. *	81,700	2,101,324
SolarWinds, Inc. *	62,700	1,981,947
Taleo Corp., Cl. A *	69,800	2,513,498
Ultimate Software Group, Inc. *	43,600	2,907,684
		21,908,399
ASSET MANAGEMENT & CUSTODY BANKS—1.2%
Cohen & Steers, Inc.	55,000	1,857,350
Fortress Investment Group LLC, Cl. A *	370,300	1,277,535
		3,134,885
AUTO PARTS & EQUIPMENT—1.1%
Dana Holding Corp. *	126,900	1,884,465
Tenneco, Inc. *	31,300	1,004,730
		2,889,195
BIOTECHNOLOGY—4.4%
Alkermes Plc *	50,400	948,024
Cepheid, Inc. *	21,700	956,102
Cubist Pharmaceuticals, Inc. *	48,000	1,959,360
Incyte Corp., Ltd. *	85,700	1,516,890
Ironwood Pharmaceuticals, Inc. *	52,500	787,500
Medivation, Inc. *	14,800	820,068
Onyx Pharmaceuticals, Inc. *	27,500	1,125,850
Optimer Pharmaceuticals, Inc. *	124,200	1,610,874
Seattle Genetics, Inc. *	52,300	990,039
Theravance, Inc. *	42,400	752,176
		11,466,883
BUILDING PRODUCTS—0.3%
AO Smith Corp.	18,800	798,624

CABLE & SATELLITE—0.8%
AMC Networks, Inc.*	51,400	2,197,864

	SHARES	VALUE
COMMON STOCKS—(CONT.)
COAL & CONSUMABLE FUELS—0.4%
Patriot Coal Corp.*	126,300	$959,880

COMMUNICATIONS EQUIPMENT—2.5%
Acme Packet, Inc. *	34,300	1,002,589
ADTRAN, Inc.	32,300	1,118,549
Aruba Networks, Inc. *	64,600	1,432,828
Ciena Corp. *	92,700	1,348,785
Finisar Corp. *	79,600	1,612,696
		6,515,447
CONSUMER FINANCE—0.5%
First Cash Financial Services, Inc.*	35,400	1,424,850

DATA PROCESSING & OUTSOURCED SERVICES—2.0%
Jack Henry & Associates, Inc.	65,700	2,246,940
Wright Express Corp. *	54,475	2,980,872
		5,227,812
DIVERSIFIED CHEMICALS—1.3%
Solutia, Inc.	120,900	3,324,750

DIVERSIFIED METALS & MINING—0.3%
Globe Specialty Metals, Inc.	47,000	642,960

EDUCATION SERVICES—0.7%
American Public Education, Inc.*	44,700	1,796,940

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	39,400	2,904,174

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
GrafTech International Ltd.*	153,600	2,522,112

ELECTRONIC EQUIPMENT MANUFACTURERS—0.9%
Cognex Corp.	57,200	2,376,660

ENVIRONMENTAL & FACILITIES SERVICES—3.1%
Clean Harbors, Inc. *	50,500	3,204,225
Tetra Tech, Inc. *	117,200	2,710,836
Waste Connections, Inc.	69,950	2,260,084
		8,175,145
FOOD DISTRIBUTORS—1.3%
United Natural Foods, Inc.*	75,900	3,343,395

FOOD RETAIL—0.6%
Fresh Market, Inc., /The*	38,600	1,662,116

GOLD—0.5%
AuRico Gold, Inc.*	150,500	1,422,225

HEALTH CARE EQUIPMENT—4.2%
Insulet Corp. *	131,000	2,550,570
MAKO Surgical Corp. *	54,200	1,939,276
Sirona Dental Systems, Inc. *	38,300	1,851,805
Thoratec Corp. *	49,828	1,464,943
Volcano Corp. *	65,700	1,842,885
Wright Medical Group, Inc. *	77,900	1,320,405
		10,969,884
HEALTH CARE FACILITIES—1.7%
Healthsouth Corp. *	95,800	1,847,982

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HEALTH CARE FACILITIES—(CONT.)
LifePoint Hospitals, Inc. *	34,600	$1,390,574
Tenet Healthcare Corporation *	241,600	1,278,064
		4,516,620
HEALTH CARE SERVICES—2.2%
Catalyst Health Solutions, Inc. *	49,300	2,699,668
HMS Holdings Corp. *	91,600	3,023,716
		5,723,384
HEALTH CARE SUPPLIES—0.7%
Align Technology, Inc.*	78,600	1,851,816

HEALTH CARE TECHNOLOGY—0.5%
Medidata Solutions, Inc.*	63,100	1,318,790

HOME FURNISHINGS—0.4%
Ethan Allen Interiors, Inc.	47,879	1,129,944

HOTELS RESORTS & CRUISE LINES—0.8%
Interval Leisure Group*	152,300	2,071,280

HOUSEHOLD APPLIANCES—0.6%
SodaStream International Ltd.*	42,100	1,607,799

INDUSTRIAL MACHINERY—5.2%
Actuant Corp., Cl. A	129,740	3,288,909
Barnes Group, Inc.	123,100	3,113,199
CLARCOR, Inc.	19,700	1,012,777
RBC Bearings, Inc. *	70,100	3,174,128
Woodward Governor Co.	73,160	3,071,257
		13,660,270
INTERNET SOFTWARE & SERVICES—5.1%
Ancestry.com, Inc. *	74,200	2,196,320
comScore, Inc. *	115,600	2,560,540
Cornerstone OnDemand, Inc. *	82,900	1,512,096
LogMeIn, Inc. *	75,000	2,987,250
OpenTable, Inc. *	43,100	2,076,127
VistaPrint NV *	53,600	1,917,808
		13,250,141
LEISURE FACILITIES—2.3%
Life Time Fitness, Inc. *	42,275	2,077,394
Six Flags Entertainment Corp.	73,600	3,225,888
Vail Resorts, Inc.	18,900	824,229
		6,127,511
LEISURE PRODUCTS—2.1%
Brunswick Corp.	87,711	1,871,753
Vera Bradley, Inc. *	39,300	1,407,726
Warnaco Group, Inc., /The *	37,200	2,166,900
		5,446,379
LIFE SCIENCES TOOLS & SERVICES—1.2%
Bruker Corp. *	94,800	1,346,160
PAREXEL International Corp. *	70,308	1,694,423
		3,040,583
MANAGED HEALTH CARE—0.8%
Centene Corp. *	21,800	985,360

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—(CONT.)
Universal American Corp.	3,200	$35,168
WellCare Health Plans, Inc. *	18,200	1,087,632
		2,108,160
METAL & GLASS CONTAINERS—1.3%
Silgan Holdings, Inc.	82,370	3,423,297

MORTGAGE REITS—0.2%
Two Harbors Investment Corp.	66,400	659,352

OIL & GAS EQUIPMENT & SERVICES—2.2%
Complete Production Services, Inc. *	53,000	1,786,100
Dril-Quip, Inc. *	25,320	1,670,361
Key Energy Services, Inc. *	159,400	2,308,112
		5,764,573
OIL & GAS EXPLORATION & PRODUCTION—5.2%
Berry Petroleum Co.	30,300	1,363,803
Energy XXI Bermuda Ltd. *	64,200	2,107,686
Kodiak Oil & Gas Corp. *	200,300	1,816,721
Nothern Oil and Gas, Inc. *	44,100	1,102,500
Quicksilver Resources, Inc. *	143,900	720,939
Rosetta Resources, Inc. *	48,400	2,322,716
Stone Energy Corp. *	79,500	2,229,975
Swift Energy Co. *	64,800	2,148,120
		13,812,460
PACKAGED FOODS & MEATS—1.2%
Hain Celestial Group, Inc.*	83,420	3,219,178

PHARMACEUTICALS—2.1%
Medicis Pharmaceutical Corp., Cl. A	76,500	2,531,385
Salix Pharmaceuticals Ltd. *	25,800	1,243,560
Viropharma, Inc. *	63,500	1,891,665
		5,666,610
RAILROADS—1.1%
Genesee & Wyoming, Inc., Cl. A*	48,200	2,993,220

REAL ESTATE SERVICES—0.8%
Jones Lang LaSalle, Inc.	27,900	2,197,404

REGIONAL BANKS—1.2%
Signature Bank *	34,200	1,988,730
Texas Capital Bancshares, Inc. *	33,600	1,065,792
		3,054,522
REINSURANCE—0.6%
Endurance Specialty Holdings Ltd.	42,600	1,593,240

RESEARCH & CONSULTING SERVICES—0.6%
CoStar Group, Inc.*	30,400	1,722,768

RESIDENTIAL REITS—0.9%
American Campus Communities, Inc.	24,500	1,048,600
Home Properties, Inc.	20,200	1,203,516
		2,252,116
RESTAURANTS—1.1%
Cheesecake Factory, Inc., /The *	82,900	2,452,182

	SHARES	VALUE
COMMON STOCKS—(CONT.)
RESTAURANTS—(CONT.)
Domino’s Pizza, Inc. *	15,000	$489,750
		2,941,932
SEMICONDUCTOR EQUIPMENT—1.2%
Novellus Systems, Inc.*	66,500	3,135,475

SEMICONDUCTORS—2.7%
Cavium Networks, Inc. *	25,900	832,426
Inphi Corp. *	142,300	2,087,541
Mellanox Technologies Ltd. *	65,961	2,418,790
RF Micro Devices, Inc. *	351,200	1,752,488
		7,091,245
SPECIALIZED CONSUMER SERVICES—0.4%
Sotheby’s	31,400	1,052,842

SPECIALIZED REITS—0.2%
Extra Space Storage, Inc.	20,700	544,824

SPECIALTY CHEMICALS—2.0%
Cytec Industries, Inc.	30,900	1,540,674
PolyOne Corp.	78,200	1,127,644
Rockwood Holdings, Inc. *	51,500	2,600,750
		5,269,068
SPECIALTY STORES—1.4%
Teavana Holdings, Inc. *	37,400	709,852
Vitamin Shoppe, Inc. *	68,800	2,940,512
		3,650,364
SYSTEMS SOFTWARE—0.9%
Fortinet, Inc.*	102,900	2,347,149

THRIFTS & MORTGAGE FINANCE—1.1%
Northwest Bancshares, Inc.	226,500	2,790,480

TRADING COMPANIES & DISTRIBUTORS—1.3%
United Rentals, Inc.*	86,400	3,303,936

TRUCKING—0.5%
Avis Budget Group, Inc.*	91,000	1,305,850

TOTAL COMMON STOCKS (Cost $226,143,199)		255,786,931

Total Investments (Cost $226,143,199)(a)	97.4%	255,786,931
Other Assets in Excess of Liabilities	2.6	6,820,006
NET ASSETS	100.0%	$262,606,937

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.

(a)

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $226,266,064, amounted to $29,520,867 which consisted of aggregate gross unrealized appreciation of $39,924,386 and aggregate gross unrealized depreciation of $10,403,519.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH OPPORTUNITIES FUND

Schedule of Investments‡  (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—98.0%
ADVERTISING—0.6%
Focus Media Holding Ltd.#*	4,425	$88,500

AEROSPACE & DEFENSE—1.9%
AAR Corp.	5,980	126,716
Esterline Technologies Corp. *	2,260	138,199
		264,915
APPAREL RETAIL—3.7%
ANN, Inc. *	5,390	130,761
Childrens Place Retail Stores, Inc., /The *	2,735	136,449
DSW, Inc., Cl. A	2,490	124,425
Express, Inc. *	5,465	118,263
		509,898
APPLICATION SOFTWARE—5.6%
BroadSoft, Inc. *	3,355	93,537
Guidewire Software, Inc. *	245	4,417
Informatica Corp. *	1,055	44,626
Jive Software, Inc. *	6,520	96,822
Nice Systems Ltd. #*	4,555	163,798
QLIK Technologies, Inc. *	4,295	121,119
RealPage, Inc. *	4,085	105,066
SolarWinds, Inc. *	2,775	87,718
Tangoe, Inc. *	4,645	67,353
		784,456
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
Affiliated Managers Group, Inc.*	1,335	134,181

AUTO PARTS & EQUIPMENT—1.2%
Dana Holding Corp.*	11,400	169,290

BIOTECHNOLOGY—2.2%
Alkermes Plc *	2,360	44,392
Cubist Pharmaceuticals, Inc. *	1,750	71,435
Human Genome Sciences, Inc. *	4,920	48,413
Optimer Pharmaceuticals, Inc. *	5,880	76,263
Regeneron Pharmaceuticals, Inc. *	360	32,709
Theravance, Inc. *	1,490	26,433
		299,645
CABLE & SATELLITE—0.7%
Knology, Inc.*	6,625	99,839

COAL & CONSUMABLE FUELS—0.8%
Arch Coal, Inc.	7,890	113,853

COMMUNICATIONS EQUIPMENT—2.5%
Acme Packet, Inc. *	1,455	42,530
Aruba Networks, Inc. *	4,120	91,381
Ciena Corp. *	3,345	48,670
Finisar Corp. *	4,220	85,497
Riverbed Technology, Inc. *	3,305	79,122
		347,200
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
VeriFone Systems, Inc.*	2,100	89,670

DISTRIBUTORS—1.2%
LKQ Corp.*	4,955	161,533

	SHARES	VALUE
COMMON STOCKS—(CONT.)
DIVERSIFIED CHEMICALS—1.3%
Solutia, Inc.	6,670	$183,425

DIVERSIFIED METALS & MINING—0.5%
Globe Specialty Metals, Inc.	2,185	29,891
Molycorp, Inc. *	1,495	46,315
		76,206
EDUCATION SERVICES—0.7%
American Public Education, Inc.*	2,360	94,872

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	2,015	148,526

ELECTRICAL COMPONENTS & EQUIPMENT—3.5%
AMETEK, Inc.	3,807	178,929
GrafTech International Ltd. *	7,370	121,015
Thomas & Betts Corp. *	2,725	194,538
		494,482
ELECTRONIC MANUFACTURING SERVICES—1.1%
Trimble Navigation Ltd.*	3,145	147,280

ENVIRONMENTAL & FACILITIES SERVICES—2.2%
Clean Harbors, Inc. *	2,660	168,777
Waste Connections, Inc.	4,060	131,179
		299,956
FOOD DISTRIBUTORS—1.3%
United Natural Foods, Inc.*	3,920	172,676

FOOD RETAIL—0.7%
Fresh Market, Inc., /The*	2,380	102,483

FOOTWEAR—0.7%
Deckers Outdoor Corp.*	1,155	93,382

GOLD—0.5%
AuRico Gold, Inc.*	7,570	71,536

HEALTH CARE EQUIPMENT—3.8%
HeartWare International, Inc. *	1,360	94,153
Insulet Corp. *	7,020	136,679
MAKO Surgical Corp. *	2,965	106,088
Sirona Dental Systems, Inc. *	2,225	107,579
Volcano Corp. *	3,200	89,760
		534,259
HEALTH CARE FACILITIES—0.9%
Universal Health Services, Inc., Cl. B	2,985	123,251

HEALTH CARE SERVICES—2.5%
Catalyst Health Solutions, Inc. *	2,055	112,532
HMS Holdings Corp. *	1,005	33,175
IPC The Hospitalist Co., Inc. *	2,300	77,487
Team Health Holdings, Inc. *	5,690	117,214
		340,408
HEALTH CARE SUPPLIES—0.7%
Align Technology, Inc.*	4,395	103,546

HEALTH CARE TECHNOLOGY—0.8%
Allscripts Healthcare Solutions, Inc.*	5,745	109,844

	SHARES	VALUE
COMMON STOCKS—(CONT.)
HOME FURNISHING RETAIL—0.8%
Williams-Sonoma, Inc.	2,960	$106,146

HOME FURNISHINGS—0.5%
Ethan Allen Interiors, Inc.	3,260	76,936

HOMEBUILDING—0.4%
Toll Brothers, Inc.*	2,655	57,905

HOTELS RESORTS & CRUISE LINES—0.8%
Interval Leisure Group*	7,850	106,760

HOUSEHOLD APPLIANCES—0.5%
SodaStream International Ltd.*	2,005	76,571

HOUSEHOLD PRODUCTS—1.1%
Church & Dwight Co., Inc.	3,445	156,299

INDUSTRIAL CONGLOMERATES—0.5%
McDermott International, Inc.*	5,805	70,589

INDUSTRIAL MACHINERY—5.7%
Actuant Corp., Cl. A	6,290	159,452
Barnes Group, Inc.	6,650	168,178
RBC Bearings, Inc. *	3,190	144,443
SPX Corp.	2,350	163,630
Woodward Governor Co.	3,820	160,364
		796,067
INTERNET SOFTWARE & SERVICES—6.4%
Ancestry.com, Inc. *	3,750	111,000
Cornerstone OnDemand, Inc. *	7,735	141,087
IAC/InterActiveCorp.	3,505	150,960
LogMeIn, Inc. *	3,570	142,193
OpenTable, Inc. *	1,785	85,984
SPS Commerce, Inc. *	5,905	148,983
VistaPrint NV *	2,880	103,046
		883,253
IT CONSULTING & OTHER SERVICES—1.1%
Gartner, Inc.*	3,970	150,503

LEISURE FACILITIES—1.2%
Six Flags Entertainment Corp.	3,770	165,239

LEISURE PRODUCTS—2.2%
Brunswick Corp.	4,410	94,109
PVH Corp.	1,510	116,557
Vera Bradley, Inc. *	2,535	90,804
		301,470
LIFE SCIENCES TOOLS & SERVICES—0.6%
Covance, Inc.*	1,930	84,553

MANAGED HEALTH CARE—1.4%
Centene Corp. *	1,035	46,782
Coventry Health Care, Inc. *	4,035	121,332
WellCare Health Plans, Inc. *	460	27,490
		195,604
METAL & GLASS CONTAINERS—1.6%
Ball Corp.	1,920	75,379

	SHARES	VALUE
COMMON STOCKS—(CONT.)
METAL & GLASS CONTAINERS—(CONT.)
Silgan Holdings, Inc.	3,485	$144,837
		220,216
MORTGAGE REITS—0.5%
American Capital Agency Corp.	2,230	65,384

OFFICE REITS—0.6%
Digital Realty Trust, Inc.	1,175	83,260

OIL & GAS DRILLING—0.7%
Helmerich & Payne, Inc.	1,675	103,364

OIL & GAS EQUIPMENT & SERVICES—0.9%
Oil States International, Inc.*	1,515	120,730

OIL & GAS EXPLORATION & PRODUCTION—4.1%
Energy XXI Bermuda Ltd. *	2,590	85,030
Kodiak Oil & Gas Corp. *	9,075	82,310
Plains Exploration & Production Co. *	3,470	130,888
Resolute Entergy Corp. *	6,475	72,844
SM Energy Co.	1,580	114,676
Swift Energy Co. *	2,340	77,571
		563,319
OIL & GAS REFINING & MARKETING—0.6%
HollyFrontier Corp.	2,870	84,206

PACKAGED FOODS & MEATS—1.0%
Hain Celestial Group, Inc.*	3,510	135,451

PHARMACEUTICALS—0.7%
Medicis Pharmaceutical Corp., Cl. A	3,105	102,745

RAILROADS—1.1%
Genesee & Wyoming, Inc., Cl. A*	2,450	152,145

REAL ESTATE SERVICES—0.7%
Jones Lang LaSalle, Inc.	1,300	102,388

REGIONAL BANKS—0.9%
Signature Bank*	2,100	122,115

REINSURANCE—0.5%
Endurance Specialty Holdings Ltd.	2,000	74,800

RESEARCH & CONSULTING SERVICES—0.8%
IHS, Inc., Cl. A*	1,175	105,139

RESIDENTIAL REITS—0.4%
Home Properties, Inc.	965	57,495

RESTAURANTS—0.9%
Dunkin’ Brands Group, Inc.*	4,460	123,319

RETAIL REITS—0.8%
Macerich Co., /The	1,990	108,057

SEMICONDUCTOR EQUIPMENT—1.2%
Novellus Systems, Inc.*	3,660	172,569

SEMICONDUCTORS—3.6%
Atmel Corp. *	9,125	88,604
Cypress Semiconductor Corp. *	3,100	53,304
Mellanox Technologies Ltd. *	3,485	127,795

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SEMICONDUCTORS—(CONT.)
ON Semiconductor Corp. *	12,590	$109,533
Skyworks Solutions, Inc. *	5,410	116,748
		495,984
SPECIALIZED CONSUMER SERVICES—0.5%
Sotheby’s	2,325	77,957

SPECIALTY CHEMICALS—1.5%
PolyOne Corp.	3,880	55,950
Rockwood Holdings, Inc. *	2,915	147,207
		203,157
SPECIALTY STORES—1.2%
Teavana Holdings, Inc. *	2,570	48,779
Vitamin Shoppe, Inc. *	2,665	113,902
		162,681
SYSTEMS SOFTWARE—2.1%
Fortinet, Inc. *	5,595	127,622
MICROS Systems, Inc. *	3,260	162,055
		289,677
THRIFTS & MORTGAGE FINANCE—0.9%
Northwest Bancshares, Inc.	9,900	121,968

TRADING COMPANIES & DISTRIBUTORS—1.3%
United Rentals, Inc.*	4,815	184,126

TRUCKING—0.3%
Avis Budget Group, Inc.*	3,140	45,059

WIRELESS TELECOMMUNICATION SERVICES—1.2%
SBA Communications Corp.*	3,625	165,735

TOTAL COMMON STOCKS (Cost $11,521,075)		13,630,053

Total Investments (Cost $11,521,075)(a)	98.0%	13,630,053
Other Assets in Excess of Liabilities	2.0	283,980
NET ASSETS	100.0%	$13,914,033

‡     Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*      Non-income producing security.

#      American Depository Receipts.

(a)       At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $11,563,839, amounted to $2,066,214 which consisted of aggregate gross unrealized appreciation of $2,588,827 and aggregate gross unrealized depreciation of $522,613.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER HEALTH SCIENCES FUND

Schedule of Investments‡  (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—86.6%
BIOTECHNOLOGY—13.8%
Alexion Pharmaceuticals, Inc. *	67,950	$5,215,842
Arqule, Inc. *	139,500	1,102,050
Cubist Pharmaceuticals, Inc. *	40,150	1,638,923
Gilead Sciences, Inc. *	156,900	7,662,996
Human Genome Sciences, Inc. *	140,650	1,383,996
Optimer Pharmaceuticals, Inc. *	274,942	3,565,998
Seattle Genetics, Inc. *	90,850	1,719,790
Synageva BioPharma Corp. *	6,490	230,590
United Therapeutics Corp. *	102,800	5,055,704
		27,575,889
DRUG RETAIL—0.7%
CVS Caremark Corp.	32,750	1,367,313

HEALTH CARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	25,350	1,090,810

HEALTH CARE EQUIPMENT—11.6%
Covidien PLC	68,050	3,504,575
Edwards Lifesciences Corp. *	15,250	1,260,718
Hospira, Inc. *	75,450	2,600,007
Insulet Corp. *	94,960	1,848,871
MAKO Surgical Corp. *	45,350	1,622,623
Medtronic, Inc.	155,100	5,982,207
Stryker Corp.	40,150	2,225,514
Thoratec Corp. *	19,500	573,300
Volcano Corp. *	67,659	1,897,835
Wright Medical Group, Inc. *	90,550	1,534,823
		23,050,473
HEALTH CARE FACILITIES—7.9%
HCA Holdings, Inc.	154,050	3,764,982
Healthsouth Corp. *	89,600	1,728,384
Tenet Healthcare Corporation *	1,343,650	7,107,908
Universal Health Services, Inc., Cl. B	74,900	3,092,621
		15,693,895
HEALTH CARE SERVICES—2.8%
Express Scripts, Inc. *	29,250	1,496,430
Medco Health Solutions, Inc. *	50,250	3,116,505
Team Health Holdings, Inc. *	49,200	1,013,520
		5,626,455
HEALTH CARE SUPPLIES—0.9%
Align Technology, Inc.*	80,750	1,902,470

HEALTH CARE TECHNOLOGY—5.2%
Agilent Technologies, Inc. *	74,500	3,164,015
Allscripts Healthcare Solutions, Inc. *	171,900	3,286,728
Cerner Corp. *	58,800	3,580,332
Medidata Solutions, Inc. *	16,500	344,850
		10,375,925
LIFE SCIENCES TOOLS & SERVICES—4.1%
Covance, Inc. *	51,450	2,254,025
Illumina, Inc. *	12,950	670,292
Life Technologies Corp. *	108,300	5,244,969
		8,169,286

	SHARES	VALUE
COMMON STOCKS—(CONT.)
MANAGED HEALTH CARE—14.0%
Aetna, Inc.	185,700	$8,115,090
Cigna Corp.	175,100	7,849,733
Humana, Inc.	67,000	5,964,340
UnitedHealth Group, Inc.	114,150	5,911,828
		27,840,991
PHARMACEUTICALS—25.1%
Abbott Laboratories	39,350	2,130,803
Allergan, Inc.	49,150	4,320,776
Bristol-Myers Squibb Co.	42,700	1,376,648
GlaxoSmithKline PLC #	48,650	2,166,871
Johnson & Johnson	87,050	5,737,466
Medicis Pharmaceutical Corp., Cl. A	156,740	5,186,527
Mylan, Inc. *	122,200	2,535,650
Pfizer, Inc.	315,000	6,741,000
Roche Holding AG	17,050	2,885,812
Sanofi #	130,900	4,860,317
Shire PLC #	58,500	5,821,920
Teva Pharmaceutical Industries Ltd. #	33,400	1,507,342
Valeant Pharmaceuticals International, Inc. *	97,954	4,749,789
		50,020,921
TOTAL COMMON STOCKS (Cost $151,552,741)		172,714,428

CONVERTIBLE PREFERRED STOCK—1.6%
BIOTECHNOLOGY—1.6%
Merrimack Pharmaceuticals, Inc., Series B-10, *,(L3),(a)	34,186	368,525
Merrimack Pharmaceuticals, Inc., Series B-3, *,(L3),(b)	3,418	36,846
Merrimack Pharmaceuticals, Inc., Series B-4, *,(L3),(c)	102,471	1,104,637
Merrimack Pharmaceuticals, Inc., Series B-7, *,(L3),(a)	34,186	368,525
Merrimack Pharmaceuticals, Inc., Series C-2, *,(L3),(d)	181,700	1,271,900
		3,150,433
TOTAL CONVERTIBLE PREFERRED STOCK (Cost $1,689,998)		3,150,433

	CONTRACTS
PURCHASED OPTIONS—0.1%
PUT OPTIONS—0.1%
Health Care Select Sector SPDR Fund/ Feb/ 35* (Cost $557,516)	8,000	168,000

Total Investments (Cost $153,800,255)(e)	88.3%	176,032,861
Other Assets in Excess of Liabilities	11.7	23,365,528
NET ASSETS	100.0%	$199,398,389

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.

(a)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $197,869 and represents 0.2% of the net assets of the Fund.

(b)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $19,783 and represents 0.0% of the net assets of the Fund.

(c)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $593,102 and represents 0.6% of the net assets of the Fund.

(d)

Restricted Security - Investment in security not registered under the Securities Act of 1933 and deemed to be illiquid. Security was acquired on August 25, 2010 for a cost of $681,375 and represents 0.6% of the net assets of the Fund.

(e)

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $154,017,380, amounted to $22,015,481 which consisted of aggregate gross unrealized appreciation of $27,669,169 and aggregate gross unrealized depreciation of $5,653,688.

(L3)	Security classified as Level 3 for ASC 820 disclosure purposes based on valuation inputs.

See Notes to Schedule of Investments.

THE ALGER FUNDS  |  ALGER GROWTH & INCOME FUND

Schedule of Investments‡  (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—93.0%
AEROSPACE & DEFENSE—1.9%
Boeing Co., /The	9,220	$683,940
General Dynamics Corp.	11,000	760,760
		1,444,700
AIR FREIGHT & LOGISTICS—1.3%
United Parcel Service, Inc., Cl. B	12,700	960,755

ASSET MANAGEMENT & CUSTODY BANKS—2.6%
BlackRock, Inc.	3,400	618,800
Blackstone Group LP	45,100	713,031
KKR & Co., LP	49,200	687,816
		2,019,647
AUTO PARTS & EQUIPMENT—0.7%
Johnson Controls, Inc.	17,900	568,683

CABLE & SATELLITE—1.3%
Comcast Corp., Cl. A	40,300	1,027,247

COMMUNICATIONS EQUIPMENT—3.5%
Cisco Systems, Inc.	38,900	763,607
Corning, Inc.	56,300	724,581
QUALCOMM, Inc.	19,800	1,164,636
		2,652,824
COMPUTER HARDWARE—3.8%
Apple, Inc.*	6,365	2,905,495

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.0%
Caterpillar, Inc.	7,200	785,664

DATA PROCESSING & OUTSOURCED SERVICES—0.7%
Automatic Data Processing, Inc.	10,600	580,668

DIVERSIFIED BANKS—1.1%
Wells Fargo & Co.	29,400	858,774

DIVERSIFIED CHEMICALS—1.8%
Dow Chemical Co., /The	17,400	583,074
EI Du Pont de Nemours & Co.	16,200	824,418
		1,407,492
DIVERSIFIED METALS & MINING—1.0%
Southern Copper Corp.	21,100	731,959

DRUG RETAIL—1.2%
CVS Caremark Corp.	21,800	910,150

ELECTRIC UTILITIES—1.3%
Southern Co., /The	21,000	956,760

ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Emerson Electric Co.	11,800	606,284

ENVIRONMENTAL & FACILITIES SERVICES—1.0%
Republic Services, Inc.	27,400	802,272

FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
Monsanto Co.	7,200	590,760

FOOTWEAR—0.5%
NIKE, Inc., Cl. B	3,800	395,162

	SHARES	VALUE
COMMON STOCKS—(CONT.)
GENERAL MERCHANDISE STORES—1.3%
Target Corp.	19,700	$1,000,957

GOLD—0.5%
Newmont Mining Corp.	6,500	399,620

HEALTH CARE EQUIPMENT—1.0%
Medtronic, Inc.	19,900	767,543

HOME IMPROVEMENT RETAIL—1.3%
Home Depot, Inc., /The	21,600	958,824

HOTELS RESORTS & CRUISE LINES—0.7%
Carnival Corp.	16,800	507,360

HOUSEHOLD PRODUCTS—2.3%
Procter & Gamble Co., /The	27,125	1,709,960

HYPERMARKETS & SUPER CENTERS—1.4%
Wal-Mart Stores, Inc.	17,300	1,061,528

INDUSTRIAL CONGLOMERATES—2.4%
General Electric Co.	68,300	1,277,893
Tyco International Ltd.	11,400	580,830
		1,858,723
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	7,800	686,634

INDUSTRIAL MACHINERY—0.8%
Eaton Corp.	12,200	598,166

INTEGRATED OIL & GAS—9.1%
Chevron Corp.	12,000	1,236,960
ConocoPhillips	29,700	2,025,837
Exxon Mobil Corp.	23,300	1,951,142
Royal Dutch Shell PLC #	24,500	1,748,320
		6,962,259
INTEGRATED TELECOMMUNICATION SERVICES—2.8%
AT&T, Inc.	24,800	729,368
Verizon Communications, Inc.	38,400	1,446,144
		2,175,512
INTERNET SOFTWARE & SERVICES—1.3%
Google, Inc., Cl. A*	1,705	989,088

IT CONSULTING & OTHER SERVICES—1.7%
International Business Machines Corp.	7,000	1,348,200

LIFE & HEALTH INSURANCE—0.6%
Prudential Financial, Inc.	8,200	469,368

MANAGED HEALTH CARE—0.9%
Aetna, Inc.	16,500	721,050

MORTGAGE REITS—1.0%
Annaly Capital Management, Inc.	43,700	735,908

MULTI-UTILITIES—1.9%
Consolidated Edison, Inc.	13,200	778,272
Public Service Enterprise Group, Inc.	22,800	691,752
		1,470,024

	SHARES	VALUE
COMMON STOCKS—(CONT.)
OFFICE REITS—0.6%
Digital Realty Trust, Inc.	6,500	$460,590

OIL & GAS EQUIPMENT & SERVICES—0.9%
Halliburton Company	18,800	691,464

OIL & GAS STORAGE & TRANSPORTATION—1.9%
El Paso Pipeline Partners LP	23,700	832,581
Enterprise Products Partners LP	13,000	627,900
		1,460,481
OTHER DIVERSIFIED FINANCIAL SERVICES—2.3%
BM&F Bovespa SA	86,400	543,461
JPMorgan Chase & Co.	32,200	1,201,060
		1,744,521
PACKAGED FOODS & MEATS—1.1%
Kraft Foods, Inc., Cl. A	21,900	838,770

PAPER PRODUCTS—1.2%
International Paper Co.	18,800	585,432
MeadWestvaco Corp.	12,400	365,056
		950,488
PHARMACEUTICALS—7.0%
Bristol-Myers Squibb Co.	22,800	735,072
Johnson & Johnson	24,900	1,641,159
Novartis AG #*	12,000	652,320
Pfizer, Inc.	70,659	1,512,103
Teva Pharmaceutical Industries Ltd. #	17,200	776,236
		5,316,890
RAILROADS—1.3%
CSX Corp.	42,400	956,120

REGIONAL BANKS—0.7%
M&T Bank Corp.	6,600	526,284

RESTAURANTS—1.8%
Darden Restaurants, Inc.	12,500	573,375
McDonald’s Corp.	7,700	762,685
		1,336,060
SEMICONDUCTORS—2.8%
Intel Corp.	29,100	768,822
Microchip Technology, Inc.	20,600	760,346
Xilinx, Inc.	17,500	627,375
		2,156,543
SOFT DRINKS—3.7%
Coca-Cola Co., /The	18,700	1,262,811
PepsiCo, Inc.	24,200	1,589,214
		2,852,025
SPECIALIZED FINANCE—1.4%
CME Group, Inc.	1,690	404,772
NYSE Euronext	25,700	682,592
		1,087,364
SPECIALIZED REITS—1.0%
Plum Creek Timber Co., Inc.	19,100	740,698

	SHARES	VALUE
COMMON STOCKS—(CONT.)
SPECIALTY STORES—0.6%
Tiffany & Co.	7,600	$484,880

SYSTEMS SOFTWARE—3.1%
Microsoft Corp.	37,200	1,098,516
Oracle Corp.	44,200	1,246,440
		2,344,956
THRIFTS & MORTGAGE FINANCE—0.6%
New York Community Bancorp, Inc.	36,100	458,109

TOBACCO—2.8%
Altria Group, Inc.	35,515	1,008,626
Philip Morris International, Inc.	15,515	1,160,056
		2,168,682
TOTAL COMMON STOCKS (Cost $67,639,526)		71,200,945

Total Investments (Cost $67,639,526)(a)	93.0%	71,200,945
Other Assets in Excess of Liabilities	7.0	5,365,010
NET ASSETS	100.0%	$76,565,955

‡     Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*      Non-income producing security.

#      American Depository Receipts.

(a)  At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $67,541,366, amounted to $3,659,579 which consisted of aggregate gross unrealized appreciation of $5,454,681 and aggregate gross unrealized depreciation of $1,795,102.

See Notes to Schedule of Investments.

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company currently issuing an unlimited number of shares of beneficial interest in eight funds — Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and Alger Growth & Income Fund (formerly the Alger Balanced Fund) (collectively, the “Funds” or individually, each a “Fund”). The Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Alger Growth & Income Fund also invests primarily in equity securities but has an investment objective of both capital appreciation and current income. On January 20, 2011, the Board of Trustees approved the liquidation of the Alger Money Market Fund and Alger Convertible Fund effective February 28, 2011.

Each Fund offers one or more of the following share classes: Class A, B, C, I and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class I and Z shares are sold to institutional investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the cost of its plan of distribution and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities and option contracts for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market.  Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.  Debt securities with a remaining maturity of less than sixty days  are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•          Level 1 — quoted prices in active markets for identical investments

•          Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•          Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of January 31, 2012 in valuing the Funds’ investments carried at fair value. There were no significant transfers of investment assets between Levels 1 and 2 as of January 31, 2012.

Alger Capital Appreciation Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$137,917,858	$137,917,858	—	—
Consumer Staples	71,869,773	71,869,773	—	—
Energy	92,610,424	92,610,424	—	—
Financials	52,947,439	52,947,439	—	—
Health Care	130,555,521	130,555,521	—	—
Industrials	150,554,130	150,554,130	—	—
Information Technology	276,721,689	276,721,689	—	—
Materials	51,064,524	51,064,524	—	—
Telecommunication Services	14,675,004	14,675,004	—	—
TOTAL COMMON STOCKS	$978,916,362	$978,916,362	—	—
CONVERTIBLE CORPORATE BONDS
Consumer Discretionary	$1,683,270	—	$1,683,270	—
Materials	732,000	—	732,000	—
TOTAL CONVERTIBLE CORPORATE BONDS	$2,415,270	—	$2,415,270	—
CONVERTIBLE PREFERRED STOCK
Health Care	$2,777,425	—	—	$2,777,425
TOTAL INVESTMENTS IN SECURITIES	$984,109,057	$978,916,362	$2,415,270	$2,777,425

Alger Large Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$30,879,656	$30,879,656	—	—
Consumer Staples	27,063,140	27,063,140	—	—
Energy	28,970,462	28,970,462	—	—
Financials	11,166,433	11,166,433	—	—
Health Care	25,018,594	25,018,594	—	—
Industrials	34,294,593	34,294,593	—	—
Information Technology	84,889,530	84,889,530	—	—
Materials	15,505,418	15,505,418	—	—
TOTAL COMMON STOCKS	$257,787,826	$257,787,826	—	—
TOTAL INVESTMENTS IN SECURITIES	$257,787,826	$257,787,826	—	—

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

Alger Mid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$44,515,899	$44,515,899	—	—
Consumer Staples	6,246,529	6,246,529	—	—
Energy	22,082,157	22,082,157	—	—
Financials	15,348,728	15,348,728	—	—
Health Care	35,240,756	35,240,756	—	—
Industrials	36,727,716	36,727,716	—	—
Information Technology	44,079,330	44,079,330	—	—
Materials	12,029,368	12,029,368	—	—
Telecommunication Services	2,327,148	2,327,148	—	—
TOTAL COMMON STOCKS	$218,597,631	$218,597,631	—	—
CONVERTIBLE PREFERRED STOCK
Health Care	$4,026,599	—	—	$4,026,599
TOTAL INVESTMENTS IN SECURITIES	$222,624,230	$218,597,631	—	$4,026,599

Alger SMid Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$135,624,559	$135,624,559	—	—
Consumer Staples	36,337,544	36,337,544	—	—
Energy	67,202,200	67,202,200	—	—
Financials	58,196,048	58,196,048	—	—
Health Care	140,295,247	140,295,247	—	—
Industrials	194,348,518	194,348,518	—	—
Information Technology	205,251,234	205,251,234	—	—
Materials	48,982,010	48,982,010	—	—
Telecommunication Services	11,526,012	11,526,012	—	—
Utilities	9,998,762	9,998,762	—	—
TOTAL COMMON STOCKS	$907,762,134	$907,762,134	—	—
TOTAL INVESTMENTS IN SECURITIES	$907,762,134	$907,762,134	—	—

Alger Small Cap Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$40,221,651	$40,221,651	—	—
Consumer Staples	8,224,689	8,224,689	—	—
Energy	20,536,913	20,536,913	—	—
Financials	17,651,673	17,651,673	—	—
Health Care	46,662,730	46,662,730	—	—
Industrials	42,565,385	42,565,385	—	—
Information Technology	61,852,328	61,852,328	—	—
Materials	14,082,300	14,082,300	—	—
Telecommunication Services	1,085,088	1,085,088	—	—
Utilities	2,904,174	2,904,174	—	—
TOTAL COMMON STOCKS	$255,786,931	$255,786,931	—	—
TOTAL INVESTMENTS IN SECURITIES	$255,786,931	$255,786,931	—	—

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

Alger Growth Opportunities Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$2,472,298	$2,472,298	—	—
Consumer Staples	566,909	566,909	—	—
Energy	985,472	985,472	—	—
Financials	869,648	869,648	—	—
Health Care	1,893,855	1,893,855	—	—
Industrials	2,412,478	2,412,478	—	—
Information Technology	3,360,592	3,360,592	—	—
Materials	754,540	754,540	—	—
Telecommunication Services	165,735	165,735	—	—
Utilities	148,526	148,526	—	—
TOTAL COMMON STOCKS	$13,630,053	$13,630,053	—	—
TOTAL INVESTMENTS IN SECURITIES	$13,630,053	$13,630,053	—	—

Alger Health Sciences Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Staples	$1,367,313	$1,367,313	—	—
Health Care	171,347,115	171,347,115	—	—
TOTAL COMMON STOCKS	$172,714,428	$172,714,428	—	—
CONVERTIBLE PREFERRED STOCK
Health Care	$3,150,433	—	—	$3,150,433
PURCHASED OPTIONS
	$168,000	$168,000	—	—
TOTAL INVESTMENTS IN SECURITIES	$176,032,861	$172,882,428	—	$3,150,433

Alger Growth & Income Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,279,173	$6,279,173	—	—
Consumer Staples	9,541,115	9,541,115	—	—
Energy	9,114,204	9,114,204	—	—
Financials	9,101,263	9,101,263	—	—
Health Care	6,805,483	6,805,483	—	—
Industrials	8,012,684	8,012,684	—	—
Information Technology	12,977,774	12,977,774	—	—
Materials	4,766,953	4,766,953	—	—
Telecommunication Services	2,175,512	2,175,512	—	—
Utilities	2,426,784	2,426,784	—	—
TOTAL COMMON STOCKS	$71,200,945	$71,200,945	—	—
TOTAL INVESTMENTS IN SECURITIES	$71,200,945	$71,200,945	—	—

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Capital Appreciation Fund	Convertible Preferred Stock
Opening balance at November 1, 2011	$2,777,425
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	$—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2012	2,777,425
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at January 31, 2012	$—

Alger Mid Cap Growth Fund	Convertible Preferred Stock
Opening balance at November 1, 2011	$4,026,600
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2012	4,026,600
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at January 31, 2012	$1,866,598

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)
Alger Health Sciences Fund	Convertible Preferred Stock
Opening balance at November 1, 2011	$3,150,434
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net unrealized gain (loss) on investments	—
Purchases, issuances, sales, and settlements
Purchases	$—
Issuances	—
Sales	—
Settlements	—
Closing balance at January 31, 2012	3,150,434
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation (depreciation) relating to investments still held at January 31, 2012	$1,460,436

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Funds purchase call options to increase their exposure to stock market risk and also provide diversification of risk.  The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time.  The Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios.  The cash flows may be an important source of the Funds’ return, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the

THE ALGER FUNDS

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended January 31, 2012, options were used in accordance with these objectives.

The fair values of derivative instruments as of January 31, 2012 are as follows:

Alger Health Sciences Fund

	ASSET DERIVATIVES 2011		LIABILITY DERIVATIVES 2011
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Purchased Put Options	Investments in securities, at value	$168,000		—
Total	—	$168,000		—

For the three months ended January 31, 2012, the Alger Mid Cap Growth Fund had option purchases of $402,189 and option sales of $824,193, and Alger Health Sciences Fund had option purchases of $1,369,740 and option sales of $1,327,893. The effect of derivative instruments on the statement of operations for the three months ended January 31, 2012 is as follows:

Net realized gain on investments and options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$(1,299,887)
Written Options	485,602
Total	$(814,285)

Alger Health Sciences Fund

Derivatives not accounted for as hedging instruments	Options
Purchased Options	$233,114
Written Options	119,583
Total	$352,697

Net change in unrealized appreciation (depreciation) on investments, options

Alger Mid Cap Growth Fund

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$704,920
Written Options	74,376
Total	$779,296

THE ALGER FUNDS

NOTES TO SCHEUDLE OF INVESTMENTS (Continued) (Unaudited)

Alger Health Sciences Fund

Derivatives not accounted for as hedging instruments under Statement 133	Options
Purchased Options	$(359,460)
Total	$(359,460)

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Funds

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 8, 2012

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 8, 2012